SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
SHARE CAPITAL
NOTE 14:	SHARE CAPITAL

a.	The Company’s ordinary shares are quoted under the symbol “SPCB” on the NASDAQ Capital Market in the United States.

b.	Shareholders’ rights:

The ordinary shares confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company, and the right to receive dividends, if declared.

c.
On January 31, 2025, the Company raised approximately $6,000 in gross proceeds in a registered direct offering with a two accredited institutional investor through the sale of an aggregate of 545,454 of its ordinary shares.

d.
On February 19, 2025, the Company raised approximately $8,237 in gross proceeds as a result of the exercise of previously issued Company warrants by a single accredited institutional investor through the sale of an aggregate of 931,099 of the Company’s ordinary shares, and private warrants to purchase an aggregate of 698,324 of its ordinary shares at an exercise price of $13.5 per share

On February 23, 2025, the Company received approximately $1,931 in net proceeds from the exercise of previously issued warrants by a single accredited institutional investor. The investor exercised warrants to purchase an aggregate of 212,500 of the Company’s ordinary shares at an exercise price of $9.00 per share.

f.	During 2025 the Company converted $13,075 of the remaining principal and accrued interest of long-term loans into 897,500 of the Company’s ordinary shares, see Note 1.d. for additional information.

g.	During 2025 the Company converted $872 of the remaining principal and accrued interest of short-term loans into 91,779 of the Company’s ordinary shares.

h.	Stock options:

1.
In 2003, the Company adopted a stock option plan under which the Company issues stock options (the “2003 Option Plan”). The Option Plan is intended to provide incentives to the Company’s employees, officers, directors and/or consultants by providing them with the opportunity to purchase ordinary shares of the Company. Options granted under the Option Plan will become exercisable ratably over a period of three to five years or immediately in certain circumstances, commencing with the date of grant. The options generally expire no later than 10 years from the date of grant. Any options which are forfeited or canceled before expiration become available for future grants.

In 2007 a new option plan was approved under which the Company may grant stock options to the U.S. employees of the Company and its subsidiaries (the “2007 Option Plan”). Under the 2007 Option Plan, the Company may grant both qualified (for preferential tax treatment) and non-qualified stock options. In June 2013, the Option Plan was extended for another period of ten years, until December 31, 2023. In April 2023, the Option Plan was extended for another period of ten years, until December 31, 2033.

In 2026, the Company adopted a stock option plan under which the Company issues stock options (the “2026 Option Plan”). The Option Plan is intended to provide incentives to the Company’s employees, officers, directors and/or consultants by providing them with the opportunity to purchase ordinary shares of the Company. Options granted under the Option Plan will become exercisable ratably over a period of three to five years or immediately in certain circumstances, commencing with the date of grant. The options generally expire no later than 10 years from the date of grant. Any options which are forfeited or canceled before expiration become available for future grants.

2.
A summary of the Company’s stock option activity and related information is as follows:

The estimated fair value of stock option awards was determined on the date of grant using the Black-Scholes option valuation model with the following weighted-average assumptions during the periods indicated:

	Year ended December 31,
	2025	2024	2023
Weighted Average Risk-free interest rate	4.25%	3.84%	2.84%
Dividend yield	-	0%	0%
Weighted Average Volatility factor	104%	91%	74%
Weighted Average Expected life of the options	0.50	4.53	6.64

The expected volatility was based on the historical volatility of the Company’s stock. The expected term was based on the historical experience and based on Management estimate.

The following table contains additional information concerning options granted under the existing stock-option plan:

	Year ended December 31
	2025		2024		2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at Beginning of year	40,838	$70.21	41,109	$70.20	40,552	$71.6
Granted	535,319	$2.00	-	$-	1,100	$20.6
Exercised	(505,773)	$2.00	(-)	$-	(13)	$20.0
Canceled and forfeited	(38,629)	$66.66	(271)	$62.88	(530)	$83.4
Outstanding at end of year	31,755	$11.06	40,838	$70.21	41,109	$70.2
Exercisable at end of year	30,482	$11.28	30,579	$72.38	20,849	$76.0

A summary of the Company’s non-vested options granted to employees is presented below:

	Year ended December 31
	2025		2024		2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at Beginning of year	10,259	$63.73	20,260	$64.07	29,873	$70.2
Granted	535,319	$2.00	-	$-	1,100	$24.6
Vested	(544,037)	$2.00	(9,822)	$64.91	(10,249)	$69.2
Canceled and forfeited	(268)	$65.00	(179)	$37.75	(464)	$73.6
Non-vested as of December 31, 2025	1,273	$54.73	10,259	$63.73	20,260	$64.07

As of December 31, 2025, there was $4 of unrecognized compensation cost related to non-vested stock-based compensation arrangements granted under the stock option plans, to be recognized over a weighted average period of approximately 1 years.

The following table summarizes the allocation of the stock-based compensation:

	Year ended December 31,
	2025	2024	2023
Cost of revenues	$8	$4	$13
Research and development expenses	439	133	95
Selling and marketing expenses	(19)	9	7
General and administrative expenses	426	175	128
Other expenses, net	-	81	-
	$854	$402	$243

The options outstanding and exercisable as of December 31, 2025, have been separated into ranges of exercise prices as follows:

Exercise price $	Number of options outstanding	Weighted average remaining contractual life (years)	Aggregate intrinsic value	Number of options exercisable
$2.0	29,546	3.75	$208,299	28,380
$20.0	299	3.06	$-	299
$24.6	620	5.08	$-	513
$150.0	980	3.14	$-	980
$400.0	310	3.01	$-	310
	31,755		$208,299	30,482

The total intrinsic value of options exercised for the years ended December 31, 2025 and 2024 was $3,566 and $0, respectively.

	Year ended December 31
	2025		2024		2023
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Outstanding at Beginning of year	943,450	$13.1	487,642	$18.2	45,393	201.2
Issued	698,324	$13.5	455,808	$7.6	475,291	10.0
Exercised	931,099	$8.85	-	$-	32,743	64.0
Expired /forfeited	125	$374	-	$-	-	-
Outstanding at end of year	710,549	$19.04	943,450	$13.1	487,642	18.2

h.
Warrants:

Each of the Company's warrants entitles the holder to exercise such warrant for one ordinary share and does not confer upon such holder any rights as an ordinary shareholder until such holder exercises such holder’s warrants and acquires the Ordinary Shares.

All Company warrants outstanding as of December 31, 2025 are classified as a component of shareholders’ equity (excluding the warrants issued on January 19, 2024, which are classified as a liability, see Note 10), because such warrants are free standing financial instruments that are legally detachable, separately exercisable, do not embody an obligation for the Company to repurchase its own shares, and permit the holders to receive a fixed number of Ordinary Shares upon exercise, requires physical settlement and do not provide any guarantee of value or return.

The following table contains additional information concerning warrants activity for the years 2025, 2024 and 2023:

Set forth below is data regarding the range of exercise prices and expiration date for warrants outstanding at December 31, 2025:

Exercise Price	Number of warrants Outstanding	Exercisable until
$150	375	2026
341.4	11,850	2027
$13.5	698,324	2029
	710,549

i.
Dividends:

No dividends were declared in the reported periods. In the event that cash dividends are declared in the future, such dividends will be paid in NIS. The Company does not intend to distribute cash dividends in the foreseeable future.